Contingent Liabilities - Additional Information (Details) ¥ in Millions	Jun. 30, 2020 CNY (¥)
Disclosure Of Contingent Liabilities In Business Combination [Abstract]
Contingent liabilities amount of damages sought	¥ 29.6